Trade and other receivables - Ageing of Trade Receivables and Other Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [Line items]
Financial assets	£ 10,719.7	£ 11,484.2
Trade receivables
Disclosure of financial assets [Line items]
Financial assets	£ 7,055.0	£ 7,403.9
Expected credit loss rate	0.60%	1.00%
Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 7,098.9	£ 7,475.4
Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(43.9)	(71.5)
Accrued income
Disclosure of financial assets [Line items]
Financial assets	£ 3,150.6	£ 3,468.3
Expected credit loss rate	0.50%	0.50%
Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 3,165.6	£ 3,485.6
Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(15.0)	(17.3)
Other financial assets
Disclosure of financial assets [Line items]
Financial assets	514.1	612.0
0-30 days
Disclosure of financial assets [Line items]
Financial assets	1,193.2	1,335.4
0-30 days | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	£ 611.6	£ 700.6
Expected credit loss rate	0.20%	0.80%
0-30 days | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 612.7	£ 706.4
0-30 days | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(1.1)	(5.8)
0-30 days | Accrued income
Disclosure of financial assets [Line items]
Financial assets	£ 547.8	£ 603.6
Expected credit loss rate	0.10%	0.00%
0-30 days | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 548.3	£ 603.8
0-30 days | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(0.5)	(0.2)
0-30 days | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	33.8	31.2
31-90 days
Disclosure of financial assets [Line items]
Financial assets	531.9	697.0
31-90 days | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	£ 182.1	£ 240.5
Expected credit loss rate	0.50%	2.70%
31-90 days | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 183.0	£ 247.1
31-90 days | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(0.9)	(6.6)
31-90 days | Accrued income
Disclosure of financial assets [Line items]
Financial assets	£ 335.4	£ 450.4
Expected credit loss rate	0.40%	0.00%
31-90 days | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 336.7	£ 450.5
31-90 days | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(1.3)	(0.1)
31-90 days | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	14.4	6.1
91-180 days
Disclosure of financial assets [Line items]
Financial assets	288.2	421.1
91-180 days | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	£ 50.1	£ 60.2
Expected credit loss rate	4.90%	9.90%
91-180 days | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 52.7	£ 66.8
91-180 days | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(2.6)	(6.6)
91-180 days | Accrued income
Disclosure of financial assets [Line items]
Financial assets	£ 231.7	£ 359.9
Expected credit loss rate	5.20%	4.50%
91-180 days | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 244.5	£ 376.8
91-180 days | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(12.8)	(16.9)
91-180 days | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	6.4	1.0
181 days- 1 year
Disclosure of financial assets [Line items]
Financial assets	51.4	43.9
181 days- 1 year | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	£ 20.3	£ 10.2
Expected credit loss rate	33.70%	56.60%
181 days- 1 year | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 30.6	£ 23.5
181 days- 1 year | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(10.3)	(13.3)
181 days- 1 year | Accrued income
Disclosure of financial assets [Line items]
Financial assets	£ 13.9	£ 27.5
Expected credit loss rate	0.70%	0.00%
181 days- 1 year | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 14.0	£ 27.5
181 days- 1 year | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(0.1)	0.0
181 days- 1 year | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	17.2	6.2
Greater than 1 year
Disclosure of financial assets [Line items]
Financial assets	48.4	36.2
Greater than 1 year | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	£ 19.3	£ 7.5
Expected credit loss rate	58.80%	83.40%
Greater than 1 year | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 46.9	£ 45.1
Greater than 1 year | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(27.6)	(37.6)
Greater than 1 year | Accrued income
Disclosure of financial assets [Line items]
Financial assets	0.0	0.0
Greater than 1 year | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	0.0	0.0
Greater than 1 year | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	0.0	0.0
Greater than 1 year | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	29.1	28.7
Not past due
Disclosure of financial assets [Line items]
Financial assets	8,606.6	8,950.6
Not past due | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	£ 6,171.6	£ 6,384.9
Expected credit loss rate	0.00%	0.00%
Not past due | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 6,173.0	£ 6,386.5
Not past due | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(1.4)	(1.6)
Not past due | Accrued income
Disclosure of financial assets [Line items]
Financial assets	£ 2,021.8	£ 2,026.9
Expected credit loss rate	0.00%	0.00%
Not past due | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	£ 2,022.1	£ 2,027.0
Not past due | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(0.3)	(0.1)
Not past due | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	£ 413.2	£ 538.8